SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Variable lease payments, low-value and short-term lease payment	¥ 2,205	¥ 2,393	¥ 2,683
Auditor's remuneration:
Audit services	66	59	73
Others	¥ 3	¥ 8	¥ 8